DISPOSAL OF SUBSIDIARIES (Details)			5 Months Ended		12 Months Ended
	Aug. 01, 2024 director	Oct. 13, 2023 SGD ($) shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 USD ($)	Jul. 31, 2024	Dec. 31, 2021
DISPOSAL OF SUBSIDIARIES
Gain (Loss) on disposal of subsidiaries					¥ (8,000)	$ (1,000)	¥ 1,666,000		¥ 712,000
Net loss					73,424,000	10,059,000	(20,003,000)		974,859,000
Share of loss in equity method investments					¥ 1,100,000	200,000	0		0
Montcompute Limited
DISPOSAL OF SUBSIDIARIES
Equity method investment ownership ( as a percentage)	30.00%		30.00%		30.00%						30.00%	30.00%
Number Of board seats retained | director	1
Amount invested			¥ 550,000		¥ 550,000						$ 80,000.00
Share of loss in equity method investments			1,500,000	$ 200,000
Montcompute Limited
DISPOSAL OF SUBSIDIARIES
Net assets			1,800,000		1,800,000						$ 300,000
Net loss			¥ 4,900,000	$ 700,000
The9 Limited. | Discontinued operations, disposed of by sale
DISPOSAL OF SUBSIDIARIES
Gain (loss) on disposal of subsidiaries									¥ (3,700,000)	$ (500,000)
NFTSTAR Singapore Pte. LTD | Discontinued operations, disposed of by sale
DISPOSAL OF SUBSIDIARIES
Gain (loss) on disposal of subsidiaries							158,800,000	$ 22,400,000
Discontinued operations, number of shares sold | shares		1
Total consideration		$ 1
NSWAP Singapore PTE.LTD | Discontinued operations, disposed of by sale
DISPOSAL OF SUBSIDIARIES
Gain (loss) on disposal of subsidiaries							¥ (300,000)	$ (40,000.00)
City Channel Ltd. ("City Channel") | Disposal Group, Disposed of by Means Other than Sale
DISPOSAL OF SUBSIDIARIES
Gain (loss) on disposal of subsidiaries					7,500	1,000
System Run Limited ("System Run") | Disposal Group, Disposed of by Means Other than Sale
DISPOSAL OF SUBSIDIARIES
Gain (loss) on disposal of subsidiaries						0
FF The9 China Joint Venture Limited ("FF The9") | Disposal Group, Disposed of by Means Other than Sale
DISPOSAL OF SUBSIDIARIES
Gain (loss) on disposal of subsidiaries						0
NCHIP Computing Private Limited | Disposal Group, Disposed of by Means Other than Sale
DISPOSAL OF SUBSIDIARIES
Gain (loss) on disposal of subsidiaries						0
New Star International Development Ltd. ("New Star") | Disposal Group, Disposed of by Means Other than Sale
DISPOSAL OF SUBSIDIARIES
Gain (loss) on disposal of subsidiaries						0
Niuxin US Inc. | Disposal Group, Disposed of by Means Other than Sale
DISPOSAL OF SUBSIDIARIES
Gain (loss) on disposal of subsidiaries					2,190	300
Montcompute Limited | Disposal Group, Disposed of by Means Other than Sale
DISPOSAL OF SUBSIDIARIES
Gain (Loss) on disposal of subsidiaries					¥ (11,600,000)	$ (1,600,000)
Montcompute Limited
DISPOSAL OF SUBSIDIARIES
Percentage of interest owned												61.00%	61.00%